Note 20 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2022
Notes Tables
Schedule of Derivative Assets and Liabilities at Fair Value [Table Text Block]
	December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts-liability position	$(406)	$-	$(406)	$-
Interest rate swaps-liability position	(4,145)	-	(4,145)	-
Interest rate swaps-asset position	3,429	-	3,429	-
Cross-currency rate swaps-liability position	(10,166)	-	(10,166)	-
Total	$(11,288)	$-	$(11,288)	$-
	June 30, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts-liability position	$(1,126)	$-	$(1,126)	$-
Interest rate swaps-asset position	25,603	-	25,603	-
Interest rate caps-asset position	9,398	-	9,398	-
Cross-currency rate swaps-liability position	(17,584)	-	(17,584)	-
Total	$16,291	$-	$16,291	$-